Income Tax Expense - Schedule of Provision for Income Taxes from Continuing Operations (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income tax (benefit)/ expense:
Current income tax benefit
Deferred income tax (benefit)/expense		21,829	(19,291)
Total		$ 21,829	$ (19,291)